TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES
TRADE RECEIVABLES

15.        TRADE RECEIVABLES

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Trade receivables	822,747	747,247
Less: provision for bad debt allowance	(771,331)	(645,777)
	51,416	101,470

The Company’s trade receivables are denominated in Renminbi and non-interest bearing. As of December 31, 2021 and 2020, the Company accrued RMB 771,331,000 and RMB 645,777,000, respectively, as a provision for bad debt related to the amount of outstanding trade receivables that did not conform with the Company’s credit policy.

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Within 90 days	81	34,309
Between 3 and 6 months	—	52,477
More than 6 months	51,335	14,684
	51,416	101,470

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor	Less than		Over 120
	impaired	30 days	31 to 120 days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2020	67,161	34,309	—	—	—	101,470
December 31, 2021	81	—	—	51,335	—	51,416

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default. All amounts are short-term. The Company does not hold any collateral over these receivables.

The net carrying value of trade receivables is considered a reasonable approximation of fair value. As of December 31, 2021, the Company is exposed to certain credit risks as 16% and 47% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively. As of December 31, 2020, the Company is exposed to certain credit risks as 15% and 45% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively.